Columbia Select Small Cap Value Fund
First Quarter Report
August 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Small Cap Value Fund, August 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Consumer Discretionary 11.6%
Automobile Components 1.9%
Visteon Corp.(a)	82,912	8,393,182
Hotels, Restaurants & Leisure 4.0%
Six Flags Entertainment Corp.	205,625	9,002,263
Texas Roadhouse, Inc.	49,432	8,341,650
Total		17,343,913
Household Durables 2.7%
KB Home	142,238	11,906,743
Textiles, Apparel & Luxury Goods 3.0%
Kontoor Brands, Inc.	176,618	13,219,857
Total Consumer Discretionary		50,863,695
Consumer Staples 2.1%
Food Products 2.1%
Nomad Foods Ltd.	497,232	9,347,962
Total Consumer Staples		9,347,962
Energy 7.0%
Energy Equipment & Services 1.8%
Patterson-UTI Energy, Inc.	842,205	7,756,708
Oil, Gas & Consumable Fuels 5.2%
Murphy Oil Corp.	180,000	6,710,400
PBF Energy, Inc., Class A	225,306	7,673,922
SM Energy Co.	190,000	8,669,700
Total		23,054,022
Total Energy		30,810,730
Financials 30.2%
Banks 14.2%
Atlantic Union Bankshares Corp.	260,000	10,316,800
Axos Financial, Inc.(a)	204,627	14,207,253
OceanFirst Financial Corp.	405,550	7,247,179
Pacific Premier Bancorp, Inc.	386,285	9,927,524
Popular, Inc.	103,389	10,597,372
Stock Yards Bancorp, Inc.	170,129	10,309,817
Total		62,605,945
Capital Markets 1.7%
Lazard, Inc.	150,426	7,537,847
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.8%
PROG Holdings, Inc.	164,762	7,704,271
Financial Services 4.1%
I3 Verticals, Inc.(a)	281,841	6,386,517
Radian Group, Inc.	318,214	11,503,436
Total		17,889,953
Insurance 8.4%
CNO Financial Group, Inc.	254,094	8,872,962
Hanover Insurance Group, Inc. (The)	58,821	8,646,099
Kemper Corp.	165,317	10,333,966
Skyward Specialty Insurance Group, Inc.(a)	219,602	8,975,134
Total		36,828,161
Total Financials		132,566,177
Health Care 8.4%
Biotechnology 1.0%
Cytokinetics, Inc.(a)	76,098	4,343,674
Health Care Equipment & Supplies 4.3%
CONMED Corp.	91,140	6,673,271
Integer Holdings Corp.(a)	36,000	4,682,520
LivaNova PLC(a)	149,028	7,509,521
Total		18,865,312
Health Care Providers & Services 2.6%
Tenet Healthcare Corp.(a)	69,248	11,484,088
Pharmaceuticals 0.5%
Ligand Pharmaceuticals, Inc.(a)	21,914	2,318,501
Total Health Care		37,011,575
Industrials 14.9%
Building Products 1.9%
Zurn Elkay Water Solutions Corp.	249,386	8,087,588
Construction & Engineering 2.3%
Primoris Services Corp.	181,737	10,257,236
Electrical Equipment 3.2%
Fluence Energy, Inc.(a)	320,000	5,878,400
Regal Rexnord Corp.	49,113	8,241,653
Total		14,120,053

Columbia Select Small Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Select Small Cap Value Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.9%
Knight-Swift Transportation Holdings, Inc.	162,619	8,517,983
Machinery 1.8%
Atmus Filtration Technologies, Inc.	222,999	7,994,514
Professional Services 3.8%
Alight, Inc., Class A(a)	1,130,000	8,429,800
CACI International, Inc., Class A(a)	16,980	8,288,278
Total		16,718,078
Total Industrials		65,695,452
Information Technology 7.3%
Communications Equipment 3.3%
Extreme Networks, Inc.(a)	399,552	6,292,944
Viavi Solutions, Inc.(a)	940,376	8,096,637
Total		14,389,581
Semiconductors & Semiconductor Equipment 4.0%
Kulicke & Soffa Industries, Inc.	127,693	5,594,231
MACOM Technology Solutions Holdings, Inc.(a)	109,092	11,916,119
Total		17,510,350
Total Information Technology		31,899,931
Materials 8.4%
Chemicals 2.7%
Chemours Co. LLC (The)	201,812	3,923,225
Minerals Technologies, Inc.	102,135	7,874,609
Total		11,797,834
Construction Materials 2.2%
Summit Materials, Inc., Class A(a)	241,481	9,779,980
Containers & Packaging 1.4%
O-I Glass, Inc.(a)	483,504	6,135,666
Metals & Mining 2.1%
ATI, Inc.(a)	144,296	9,217,628
Total Materials		36,931,108
Real Estate 7.0%
Health Care REITs 1.5%
Healthpeak Properties, Inc.	288,193	6,420,940
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotel & Resort REITs 1.6%
Apple Hospitality REIT, Inc.	495,673	7,157,518
Industrial REITs 1.1%
First Industrial Realty Trust, Inc.	83,486	4,736,161
Specialized REITs 2.8%
Gaming and Leisure Properties, Inc.	96,201	5,004,376
Outfront Media, Inc.	441,599	7,529,263
Total		12,533,639
Total Real Estate		30,848,258
Utilities 2.6%
Electric Utilities 2.6%
Portland General Electric Co.	240,560	11,573,342
Total Utilities		11,573,342
Total Common Stocks (Cost $300,709,539)		437,548,230

Rights —%

Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	9,220	0
OmniAb, Inc.(a),(b),(c),(d)	9,220	0
Total		0
Total Health Care		0
Total Rights (Cost $—)		0

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(e),(f)	2,271,790	2,271,336
Total Money Market Funds (Cost $2,271,109)		2,271,336
Total Investments in Securities (Cost: $302,980,648)		439,819,566
Other Assets & Liabilities, Net		(74,198)
Net Assets		439,745,368
Columbia Select Small Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Select Small Cap Value Fund, August 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	02/13/2015-02/27/2015	9,220	—	—
OmniAb, Inc.	02/13/2015-02/27/2015	9,220	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	3,025,062	12,615,893	(13,369,473)	(146)	2,271,336	219	57,394	2,271,790
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Select Small Cap Value Fund  | 2024

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